Significant accounting policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Jan. 02, 2020 USD ($)
Carrying amount of the asset	$ 0	$ 0	$ 0
Intangible assets useful life	3 years
Intangible assets finite lived	$ 0	0	0
Goodwill impairment loss	$ 0	0	0
Defined contribution plan for employee in percentage	100.00%
Defined contribution plan for employee in amount	$ 19,500
Defined Contribution Plan Employer percentage match	50.00%
Defined Contribution Plan Employer percentage	6.00%
Revenue, Practical Expedient, Incremental Cost of Obtaining Contract [true false]	true
Vesting period	4 years
Percentage of monthly salary contributed to insurance funds	8.33%
Severance costs	$ 3,081,000	2,359,000	1,638,000
Advertising costs	$ 68,539,000	$ 41,341,000	$ 34,843,000
Potentially dilutive options to purchase ordinary shares | shares	6,017,362	4,578,542	2,974,891
Number of Reportable Segments | segment	1
Number of Operating Segments | segment	1
Deferred revenues resulting from transaction and service fees	$ 5,957,000	$ 3,248,000
Operating lease ROU assets	15,611,000			$ 18,526,000
Operating lease liabilities	$ 17,168,000			$ 19,031,000
Minimum
Intangible assets useful life	2 years
Maximum
Intangible assets useful life	10 years
Transaction Fee
Revenue	$ 139,019,000	78,074,000	$ 55,117,000
Service
Revenue	$ 50,491,000	$ 28,999,000	$ 20,386,000